Flight Equipment Held For Operating Leases, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 customer item country	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Number of aircraft	236
Number of lessees	74
Number of countries	42
Prepayments on flight equipment (including related capitalized interest)	$ 43,099	$ 78,149	$ 151,550
Number of purchase rights	5
Maximum years until lease agreements expire	14 years
Assets Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	232
Number of engines	7
Assets Off-lease [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	4
Number of aircraft delivered from manufacturer	2
Number of aircraft to be delivered	2
Airplanes Related To Expected Capital Expenditures [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	39
Airplanes Related To Expected Capital Expenditures [Member] | A330 Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	3
Airplanes Related To Expected Capital Expenditures [Member] | A320NEO Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	5
Airplanes Related To Expected Capital Expenditures [Member] | A350 Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	9
Airplanes Related To Expected Capital Expenditures [Member] | Boeing 737 Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	15
Airplanes Related To Expected Capital Expenditures [Member] | Boeing 787 Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	7